Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost Basis, Proprietary Technology	$ 331,000	$ 331,000	$ 321,000
Accumulated Amortization, Proprietary Technology	(322,389)	(321,556)	(214,000)
Net, Proprietary Technology	8,611	9,444	107,000
Proprietary Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Basis, Proprietary Technology	321,000	321,000
Accumulated Amortization, Proprietary Technology	(321,000)	(321,000)
Net, Proprietary Technology
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Basis, Proprietary Technology	10,000	10,000
Accumulated Amortization, Proprietary Technology	(1,389)	(556)
Net, Proprietary Technology	$ 8,611	9,444
Proprietary Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Basis, Proprietary Technology			321,000
Accumulated Amortization, Proprietary Technology			(214,000)
Net, Proprietary Technology			$ 107,000
Previously Reported [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Basis, Proprietary Technology		321,000
Accumulated Amortization, Proprietary Technology		(321,556)
Net, Proprietary Technology		9,444
Previously Reported [Member] | Proprietary Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Basis, Proprietary Technology		321,000
Accumulated Amortization, Proprietary Technology		(321,000)
Net, Proprietary Technology
Previously Reported [Member] | Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Basis, Proprietary Technology		10,000
Accumulated Amortization, Proprietary Technology		556
Net, Proprietary Technology		$ 9,444